Goodwill (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2019 USD ($)
Disclosure of reconciliation of changes in goodwill [abstract]
Opening balance, gross		₨ 20,219	₨ 20,026
Effect of translation adjustments		(43)	193
Impairment loss	[1]	(16,274)	(16,274)
Closing balance		₨ 3,902	₨ 3,945	$ 56

[1]	The impairment loss of Rs.16,274 includes Rs.16,003 pertaining to the Company’s German subsidiary, betapharm Arzneimittel GmbH, which is part of the Company’s Global Generics segment. This impairment loss was recorded for the years ended March 31, 2009 and 2010.